                             CITISTREET FUNDS, INC.

                       Supplement Dated February 24, 2006
                                       To
                         Prospectuses Dated May 1, 2005

This supplement sets forth changes to the May 1, 2005 Prospectus for CitiStreet Funds, Inc. This supplement should be read in conjunction with the prospectus and should be retained for future reference.

Effective September 1, 2005, CitiStreet Funds Management LLC (the "Manager") became an indirect wholly-owned subsidiary of MetLife, Inc.

Effective on or about December 1, 2005, two subadvisers, Salomon Brothers Asset Management Inc and Smith Barney Fund Management LLC, became subsidiaries of Legg Mason, Inc.

There are new portfolio managers for the portion of the Small Company Stock Fund managed by Babson Capital Management LLC.

Set forth below are changes to the Prospectus reflecting changes discussed above.

The following replaces the second bullet point under the "Management of the Funds" section:

     o Each Fund currently has three subadvisers. None of the subadvisers are affiliated with the Manager. The Manager decides how to allocate each Fund's assets among its subadvisers.

The following replaces the section on CitiStreet Funds Management LLC under the "Management of the Funds" section:

          CitiStreet Funds Management LLC (the "Manager") serves as the overall investment adviser to the Funds. The Manager is an indirect wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Manager retains a consultant to assist it in monitoring and evaluating the performance of the subadvisers. The Manager's address is 400 Atrium Drive, Somerset, NJ 08873-4172.

The following replaces the descriptions of Salomon Brothers Asset Management Inc and Smith Barney Fund Management LLC (but not the descriptions of the portfolio managers) under the "Management of the Funds"section:

          Salomon Brothers Asset Management Inc ("Salomon Brothers") serves as one of the subadvisers for the Diversified Bond Fund. Its corporate offices are at 399 Park Avenue, New York, NY 10022. Salomon Brothers is a subsidiary of Legg Mason, Inc. ("Legg Mason"). Salomon Brothers serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 2004, Salomon Brothers managed more than $79.0 billion of assets.

          Smith Barney Fund Management LLC ("Smith Barney") serves as one of the subadvisers for the Large Company Stock Fund. Its corporate offices are at 399 Park Avenue, New York, NY 10022. Smith Barney is a subsidiary of Legg Mason. Smith Barney serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 2004, Smith Barney managed more than $113.1 billion of money market and mutual fund assets.

The description of SSgA Funds Management, Inc. ("SSgA") under the "Management of the Funds"section is amended to delete the reference to SSgA as an affiliate of the Manager.

The description of Babson Capital Management LLC ("Babson") under the "Management of the Funds"section is revised to state that the following individuals are now responsible for the day-to-day management of the portion of the Small Company Stock Fund managed by Babson:

          Daniel Goldfarb, CFA, Managing Director, is head of the firm's Small Cap Core Growth Team and is responsible for managing the Micro Cap Core, Small Cap Growth and Small Cap Core strategies. He also serves as an equity analyst for these strategies. Mr. Goldfarb has over 19 years of investment experience. Prior to joining Babson Capital in 1995, Mr. Goldfarb worked at Drexel Burnham Lambert, Smith Barney and Wilmington Trust. Mr. Goldfarb has covered financial institutions for his entire career plus several additional industries including telecom (10 years), electric utilities (10 years), and REITs (5 years). He holds a B.A. from Hobart College and an M.B.A. from Vanderbilt University. Mr. Goldfarb is also a member of the CFA Institute and Treasurer of the Bank Analyst Association of Boston.

          Steven A. Dray, CFA, Managing Director, is a portfolio manager for the firm's Small Cap Core Growth Team and is responsible for managing the firm's Micro Cap Core, Small Cap Growth and Small Cap Core strategies. Mr. Dray also serves as an analyst for these strategies. He has over nine years of industry experience. Prior to joining Babson Capital in 2001, Mr. Dray spent five years at Strong Capital Management. At Strong, he rose from analyst to associate portfolio manager on a team that managed over $9 billion in small cap and mid cap assets led by esteemed investor Dick Weiss. Previously, Mr. Dray worked as an engineer at Lockheed Martin Aeronautics Company. Steven holds a B.S. in electrical engineering from Tufts University and an M.B.A. from Indiana University. Mr. Dray is a member of the CFA Institute and The Boston Security Analysts Society.

                             CITISTREET FUNDS, INC.

                       Supplement Dated February 24, 2006
                                       To
                       Statement of Additional Information
                                Dated May 1, 2005


This supplement sets forth changes to May 1, 2005 Statement of Additional Information ("SAI") for the CitiStreet Funds, Inc. (the "Company"). The supplement should be read in conjunction with the SAI and should be retained for future reference.


The following charts replace the director and officer charts on pages 35-36 of the SAI:

Independent Directors

Jane DiRenzo Pigott          Director       12 years      Managing Director, R3 Group LLC and its               Four
c/o CitiStreet                                            predecessors (consulting); prior to February
400 Atrium Drive                                          2002, Partner and Chairperson of the
Somerset, NJ 08873-4172                                   Environmental Law Department, Winston & Strawn
Age: 48                                                   (law firm).

John G. Beam, Jr.            Director       12 years      Chairman of the Board, Acordia of Kentucky,           Four
c/o CitiStreet                                            Inc. (insurance).
400 Atrium Drive
Somerset, NJ 08873-4172
Age: 58

Nicholas D. Yatrakis         Director       12 years      Physician in private practice.                        Four
c/o CitiStreet
400 Atrium Drive
Somerset, NJ 08873-4172
Age: 57

Steven I. Weinstein          Director       12 years      Of Counsel to Florio, Perrucci, Steinhardt &          Four
c/o CitiStreet                                            Fader LLC; Executive Vice President of Peron
400 Atrium Drive                                          Development LLC; from May 2001 to October
Somerset, NJ 08873-4172                                   2004, Vice President and Deputy General
Age: 59                                                  Counsel, Foster Wheeler Ltd.
Ross Jones                   Director        Since        Retired Senior Vice President and Chief               Four
c/o CitiStreet                            May 12, 2005    Financial Officer of Knight Ridder, Inc.
400 Atrium Drive
Somerset, NJ 08873-4172
Age: 63

INTERESTED DIRECTOR
                                            Term of                                                         Number of
                                          Office and                                                      Portfolios in
                            Position(s)    Length of             Principal Occupation(s)                   Fund Complex
                             Held with       Time         During Past 5 Years including other              Overseen by
Name, Address, and Age         Fund         Served**                 Directorships                           Director
----------------------      -----------   ----------      -----------------------------------             --------------
Hugh C. McHaffie*            Director       Since       Senior Vice President, MetLife (since 2000),           Four
Metropolitan Life              and         September    MetLife Group, Inc. (since 2003); Manager,
Insurance Company            Chairman      27, 2005     Chair of the Board of Managers, President and
("MetLife")                   of the                    Chief Executive Officer, MetLife Advisers,
501 Boylston Street            Board                    since 2003; Chairman of the Board (since 2004)
Boston, MA  02116                                       and Director (since 2003), Enterprise General
Age: 47                                                 Insurance Agency, Inc.; Director (since 2002)
                                                        and Executive Vice President (since 2003),
                                                        First MetLife Investors Insurance Company,
                                                        MetLife Investors Insurance Company, MetLife
                                                        Investors Insurance Company of California,
                                                        MetLife Investors; Director (since 2004) and
                                                        Senior Vice President (since 1999), NELICO;
                                                        Director, Cova Corporation (since 2000),
                                                        General American (since 2004), Omega
                                                        Reinsurance Corporation (since 2003); Director
                                                        (since 2005), Travelers Asset Management
                                                        International Company LLC, Travelers Investment
                                                        Adviser, Inc.; Director and Chairman (since
                                                        2005), Director and President, CitiStreet Funds
                                                        Management LLC (since 2005), Director and
                                                        Chairman of the Board, Metropolitan Series Fund,
                                                        Inc. and Metropolitan Series Fund II, since
                                                        2003, The Travelers Insurance Company, The
                                                        Travelers Life and Annuity Company, Citicorp
                                                        Life Insurance Company, First Citicorp Life
                                                        Insurance Company; formerly, Senior Vice
                                                        President, New England Zenith Fund ("Zenith
                                                        Fund").***

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

                                            Term of
                                          Office and
                            Position(s)    Length of                                                        Number of
                             Held with       Time              Principal Occupation(s)                    Portfolios in
Name, Address, and Age         Fund         Served**             During Past 5 Years                       Fund Complex
----------------------      -----------   ----------    ------------------------------------              --------------
Alan C. Leland             President        Since       Treasurer and Chief Financial Officer, MetLife        Four
MetLife                                    November     Advisers, LLC, since 1994; Treasurer, Met
501 Boylston Street                        18, 2005     Investors Advisory, LLC, since 2005; Vice
Boston, MA 02116                                        President, MetLife Group, Inc., since 2003;
Age: 54                                                 Vice President, MetLife; Senior Vice
                                                        President, NELICO; Director and President,
                                                        CitiStreet Funds Management LLC (since 2005),
                                                        Senior Vice President, Metropolitan Series Fund,
                                                        Inc.  and Metropolitan Series Fund II, since
                                                        2005, Assistant Treasurer, Travelers Asset
                                                        Management International Company LLC and
                                                        Travelers Investment Adviser, Inc., since 2005.

John F. Guthrie, Jr.         Vice           Since       Manager and Senior Vice President, MetLife            Four
MetLife                    President       November     Advisers; Vice President, MetLife; Vice
501 Boylston Street                        18, 2005     President, NELICO; Vice President, Met
Boston, MA 02116                                        Investors Advisory, LLC, since 2005;
Age: 62                                                 Vice President, CitiStreet Funds Management LLC
                                                        (since 2005), Senior Vice President,
                                                        Metropolitan Series Fund, Inc. and Metropolitan
                                                        Series Fund II, since 2002; formerly, Senior
                                                        Vice President, Zenith Fund***.

Peter Duffy                Treasurer        Since       Senior Vice President, MetLife Advisers, since        Four
MetLife                    and Chief       November     December 1998; Senior Vice President; NELICO;
501 Boylston Street        Financial       18, 2005     Vice President, MetLife; Vice President,
Boston, MA 02116          Officer and                   Travelers Asset Management International
Age: 50                      Chief                      Company LLC and Travelers Investment Adviser,
                           Accounting                   Inc., since 2005; Vice President and
                            Officer                     Treasurer, Metropolitan Series Fund, Inc. and
                                                        Metropolitan Series Fund II since 2000, formerly,
                                                        Vice President and Treasurer, Zenith Fund***.

                                          Office and                                                      Portfolios in
                            Position( )    Length of             Principal Occupation(s)                    Number of
                             Held with       Time                  During Past 5 Years                    Portfolios in
Name, Address, and Age         Fund         Served**      ------------------------------------             Fund Complex
----------------------      -----------   ----------                                                      --------------

Thomas M. Lenz             Secretary        Since       General Counsel and Secretary, MetLife                Four
MetLife                    and Chief       November     Advisers, since 1998; Assistant General
501 Boylston Street          Legal         18, 2005     Counsel, MetLife; Vice President and
Boston, MA 02116            Officer                     Secretary, Metropolitan Series Fund, Inc. and
Age: 47                                                 Metropolitan Series Fund II, since 2002,
                                                        formerly, Vice President and Secretary, Zenith
                                                        Fund***.

Jeffrey P. Halperin          Chief          Since       Assistant Vice President, MetLife Group, Inc.,        Four
MetLife                    Compliance      February     since 2003; Assistant Vice President, MetLife,
One MetLife Plaza           Officer        16, 2006     since 2002.
27-01 Queens Plaza North
Long Island City, NY 11101
Age: 38

* Mr. McHaffie is an interested director because he is an employee of the Company's investment adviser and its affiliates.

** There is no set term of office for the Company's directors and officers. The table lists the number of years the person has served the Company in the listed capacity.

*** Following its merger into Metropolitan Series Fund, Inc. on May 1, 2003, the Zenith Fund deregistered as an investment company with the SEC on January 29, 2004.

The following replaces the "Control" section on pages 41-42 of the SAI:

The Manager is a wholly-owned subsidiary of CitiStreet Retirement Services LLC, which is a wholly-owned subsidiary of Metropolitan Tower Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc.

Alliance Capital Management L.P. ("Alliance"), one of the subadvisers to the International Stock Fund, is an indirect subsidiary of AXA Financial, Inc., a global financial services organization.

Babson Capital Management LLC ("Babson"), one of the subadvisers to the Small Company Stock Fund, is an indirect subsidiary of Massachusetts Mutual Life Insurance Company.

Oechsle International Advisors LLC ("Oechsle"), one of the subadvisers to the International Stock Fund, is a Delaware limited liability company. Oechsle Group, LLC, also a Delaware limited liability company, is its Member Manager. Oechsle Group, LLC controls Oechsle International Advisors, LLC. Oechsle Group, LLC is controlled by the Executive Managing Principals. The Executive Managing Principals are: L. Sean Roche, Chief Operating Officer and Chief Investment Officer; Stephen P. Langer, Director of Marketing; and Warren R. Walker. Effective January 1, 2005, Mr. Roche became Chief Investment Officer, replacing Mr. Kessler in this role. Mr. Kessler will oversee a separate investment division of the firm.

Salomon Brothers Asset Management Inc, one of the subadvisers to the Diversified Bond Fund, is an indirect wholly-owned subsidiary of Legg Mason, Inc.

Smith Barney Fund Management LLC ("Smith Barney"), one of the subadvisers to the Large Company Stock Fund, is an indirect wholly-owned subsidiary of Legg Mason, Inc.

SSgA Funds Management, Inc. ("SSgA"), one of the subadvisers to each of the Funds, is a wholly-owned subsidiary of State Street Corporation.

TCW Investment Management Company, one of the subadvisers to the Small Company Stock Fund, is a wholly-owned subsidiary of The TCW Group, Inc., which is a wholly-owned subsidiary of Societe Generale Asset Management S.A., a wholly-owned subsidiary of Societe Generale, S.A., an international commercial and investment bank headquartered in France.

Wellington Management Company, LLP, one of the subadvisers to the Large Company Stock Fund, is a limited liability partnership.

Western Asset Management Company, one of the subadvisers to the Diversified Bond Fund, is a wholly-owned subsidiary of Legg Mason, Inc.

The following replaces in the "Fees" section on page 43 of the SAI relating to Babson Capital Management LLC:

Small Company Stock Fund

- Babson Capital Management LLC            0.70% for the first $100 million in
                                           assets, plus 0.65% for the next $50
                                           million in assets, plus 0.60% for
                                           assets over $150 million

                                           There is a 10% discount in the fee
                                           paid to Babson Capital Management LLC
                                           from October 1, 2005, to and
                                           including September 30, 2007.

The following replaces the information related to Babson Capital Management LLC in the chart in the "Other Accounts" section on pages 45-52 of the SAI:

The chart below identifies, for each Portfolio Manager for the portion of the Small Company Stock Fund managed by Babson Capital Management LLC, the number of accounts managed and the total assets in those accounts.

The table below identifies, for each portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface.


-----------------------------------------------------------------------------------------------------------------------------
         Portfolio                 Portfolio Manager(s)            Registered           Other Pooled             Other
                                                                   Investment            Investment             Accounts
                                                                   Companies              Vehicles
-----------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company       Daniel Goldfarb of Babson        4 Registered Mutual    1 Unregistered          41 Other
Stock Fund                     Capital Management LLC           Funds with $1.2        Pooled Investment       Accounts with
                                                                billion in total       Vehicles with           $984 million
                                                                assets under           $75.5 million in        in total
                                                                management.            assets under            assets under
                                                                                       management.             management.
-----------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company       Steven Dray of Babson Capital    4 Registered Mutual    1 Unregistered          41 Other
Stock Fund                     Management LLC                   Funds with $1.2        Pooled Investment       Accounts with
                                                                billion in total       Vehicles with           $984 million
                                                                assets under           $75.5 million in        in total
                                                                management.            assets under            assets under
                                                                                       management.             management.
-----------------------------------------------------------------------------------------------------------------------------